Stockholders' Equity - Preferred Stock (Detail) - USD ($)				3 Months Ended	12 Months Ended
	Mar. 17, 2007	Jul. 13, 2006	Mar. 17, 2006	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Accrued dividend during the period				$ 6,060	$ 24,240	$ 24,240
Stated value per share (in dollars per share)				$ 0.001	$ 0.001	$ 0.001
Number of shares outstanding (in shares)				60,600	60,600	60,600
Accumulated Deficit
Class of Stock [Line Items]
Accrued dividend during the period				$ 6,060	$ 24,240	$ 24,240
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Cumulative dividend rate (as a percent)					4.00%
Accrued cumulative unpaid preferred stock dividends					$ 316,775	$ 292,535
Stated value per share (in dollars per share)					$ 10
Conversion price per share (in dollars per share)	$ 115.20		$ 25.80
Period during which the conversion price is subject to adjustment for dilutive issuances			12 months
Share price for 20 consecutive trading days for automatic conversion		$ 309.60
Number of consecutive trading days in which the closing price of the entity's common stock must equal or exceed a specified price in order for the preferred stock to be automatically converted		20 days
Number of common stock shares traded per day during the 20 trading days for the preferred stock to be automatically converted		695
Number of trading days in which the specified volume of common stock must be traded for the preferred stock to be automatically converted		20 days
Number of shares outstanding (in shares)					60,600	60,600